Acquisition (Details) (White Mountains Holdings (Luxembourg), USD $)	Oct. 07, 2011
White Mountains Holdings (Luxembourg)
Recorded amount of assets acquired
Cash paid on business acquisition	$ 1,010,000,000
Recorded amount in connection with the acquisition
Present value of future profits	42,000,000
Goodwill	368,000,000
Other intangible assets	426,000,000
Reserve for property-liability claims and claims expense	487,000,000
Unearned premiums	$ 229,000,000